Capital commitments and contingent liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Capital commitments and contingent liabilities.
Commitments to purchase property, plant and equipment	$ 98.6	$ 96.9